INCOME TAX - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	$ 12,455	$ 26,392	$ 11,757
Deferred income tax expense (benefit)	4,179	(5,838)	6,414
Effective income tax expense	16,634	20,554	18,171
PRC [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	11,839	25,634	10,369
Deferred income tax expense (benefit)	7,150	(7,971)	5,577
Non-PRC [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	616	758	1,388
Deferred income tax expense (benefit)	$ (2,971)	$ 2,133	$ 837